Supplementary Financial Information (Summary of Investments And Other Property) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans, including employee savings programs	$ 107	$ 108	$ 111
Land	12	12
Other	3	12	2
Total investments and other property	$ 122	$ 120	$ 113